Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock U.S. Government Bond Portfolio	Jan. 28, 2021
Investor A Shares
Average Annual Return:
1 Year	2.14%
5 Years	2.35%
10 Years	2.33%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	1.48%
5 Years	1.50%
10 Years	1.43%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.27%
5 Years	1.41%
10 Years	1.39%
Investor C Shares
Average Annual Return:
1 Year	4.71%
5 Years	2.42%
10 Years	2.10%
Institutional Shares
Average Annual Return:
1 Year	6.67%
5 Years	3.46%
10 Years	3.04%
Class R Shares
Average Annual Return:
1 Year	6.14%
5 Years	2.93%
10 Years	2.48%